Financial Condition and Management’s Plan	12 Months Ended
Sep. 30, 2023
Financial Condition and Management’s Plan [Abstract]
Financial Condition and Management’s Plan

Note 2 - Financial Condition and Management’s Plan

The Company incurred a net loss of $2,340,661 during the year ended September 30, 2023 and, as of that date, the Company’s current liabilities exceeded its current assets by $423,078. The continuation of the Company as a going concern is dependent upon the Company’s ability to operate profitably in the foreseeable future and to continue to receive adequate financial support from its shareholders. These conditions indicate the existence of a material uncertainty which may cast substantial doubt on the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of recorded assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.